Schedule of Investments (unaudited)
January 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.4%
iShares Core U.S. Aggregate Bond ETF(a)	23,758	$2,314,029
Total Investment Companies (Cost: $2,387,471)		2,314,029
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(b)	60,000	60,000
Total Short-Term Securities — 2.5% (Cost: $60,000)		60,000
Total Investments in Securities — 96.9% (Cost: $2,447,471)		2,374,029
Other Assets Less Liabilities — 3.1%		76,075
Net Assets — 100.0%		$2,450,104

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$30,000 (a)	$—	$—	$—	$60,000	60,000	$605	$—
iShares Core U.S. Aggregate Bond ETF	2,357,946	—	(19,670)	(488)	(23,759)	2,314,029	23,758	22,349	—
				$(488)	$(23,759)	$2,374,029		$22,954	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/06/39	USD	10	$(50)	$—	$(50)
3.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/06/42	USD	5	607	—	607
								$557	$—	$557
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/25	USD	70	$862	$1	$861

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/25	USD	5	$35	$—	$35
2.76%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	47	250	—	250
2.09%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/11/26	USD	57	625	—	625
2.80%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/06/26	USD	52	180	—	180
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/26	USD	29	118	—	118
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/26	USD	111	1,113	1	1,112
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	12	124	—	124
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/26	USD	27	266	—	266
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/27	USD	20	244	—	244
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/27	USD	33	0	1	(1)
2.27%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/27	USD	42	401	—	401
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/27	USD	11	81	—	81
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/27	USD	5	29	(15)	44
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/17/27	USD	13	85	—	85
2.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/04/27	USD	25	(81)	—	(81)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/27	USD	122	682	1	681
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/29	USD	50	981	19	962
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/29	USD	63	340	—	340
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/05/29	USD	22	82	—	82

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/10/30	USD	12	$64	$29	$35
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/30	USD	37	559	1	558
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/30	USD	26	197	—	197
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/31/30	USD	19	(12)	—	(12)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/31	USD	32	197	—	197
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/32	USD	219	3,743	27	3,716
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/32	USD	58	(156)	1	(157)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/33	USD	10	12	—	12
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/33	USD	28	0	(222)	222
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/33	USD	6	40	—	40
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	21	(32)	—	(32)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/07/34	USD	24	(95)	1	(96)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/34	USD	25	169	—	169
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/35	USD	18	146	85	61
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/37	USD	100	2,744	2	2,742
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/37	USD	36	1,090	1	1,089
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/15/39	USD	13	102	—	102
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/42	USD	114	4,346	(620)	4,966
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/43	USD	11	324	—	324

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	2	$10	$—	$10
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/47	USD	17	488	(215)	703
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/21/47	USD	17	599	1	598
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/07/48	USD	10	(69)	—	(69)
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/05/49	USD	10	184	—	184
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/52	USD	38	1,412	(325)	1,737
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/53	USD	10	90	—	90
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/53	USD	4	(38)	—	(38)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/54	USD	11	126	—	126
							$22,657	$(1,226)	$23,883
OTC Inflation Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	315	$1,792	$—	$1,792
2.86%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/29	USD	248	1,982	—	1,982
2.55%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/47	USD	40	571	—	571
								$4,345	$—	$4,345
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,314,029	$—	$—	$2,314,029
Short-Term Securities
Money Market Funds	60,000	—	—	60,000
	$2,374,029	$—	$—	$2,374,029
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$28,714	$—	$28,714
Interest Rate Contracts	—	607	—	607
Liabilities
Inflation Linked Contracts	—	(486)	—	(486)
Interest Rate Contracts	—	(50)	—	(50)
	$—	$28,785	$—	$28,785

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate